STATEMENT OF INCOME BY NATURE	12 Months Ended
Dec. 31, 2022
Statement Of Income By Nature
STATEMENT OF INCOME BY NATURE

29.	STATEMENT OF INCOME BY NATURE

The Company discloses its statement of income by function and thus presents below the details by nature:

		Restated (1)	Restated (1)
	12.31.22	12.31.21	12.31.20
Costs of sales
Raw materials and supplies (2)	34,930,469	29,279,943	21,991,557
Salaries and employees benefits (3)	4,690,868	4,280,574	4,181,001
Depreciation	2,319,631	2,080,306	1,873,422
Amortization	185,852	150,514	123,270
Other	3,545,556	2,859,435	2,336,228
Cost of sales	45,672,376	38,650,772	30,505,478

Sales expenses
Indirect and direct logistics expenses	3,415,266	2,698,526	2,159,797
Marketing	801,194	718,151	632,870
Salaries and employees benefits (3)	1,548,788	1,480,314	1,528,659
Depreciation	341,009	345,624	217,732
Amortization	68,317	94,332	91,683
Other	892,574	721,303	670,580
Sales expenses	7,067,148	6,058,250	5,301,321

Administrative expenses
Salaries and employees benefits (3)	319,187	395,892	402,335
Fees	46,602	68,378	67,192
Depreciation	33,896	35,193	47,682
Amortization	43,000	40,385	40,589
Other (4)	202,142	283,112	275,060
Administrative expenses	644,827	822,960	832,858
(1)	Restatement of the comparative balances to reflect the changes in the accounting practices described in note 3.
(2)	Includes recoveries of ICMS, PIS and COFINS taxes on inputs, INSS credits and export credits in the amount of R$90,865 for the year ended December 31, 2022 (R$62,910 for the year ended December 31, 2021), (null for the year ended December 31, 2020).
(3)	Includes expenses on restructuring in the amount of: (i) R$14,820 in the cost of sales, (ii) R$20,139 in the selling expenses and (iii) R$10,264 in the administrative expenses (null for the year ended December 31, 2021 and for the year ended December 31, 2020).
(4)	Includes expenses with mergers and acquisitions in the amount of R$7,172 for the year ended December 31, 2022 (R$29,386 for the year ended December 31, 2021), (null for the year ended December 31, 2020).

The Company incurred in expenses with internal research and development of new products of R$33,389 for the year ended December 31, 2022 (R$42,010 for the year ended December 31, 2021).